Capital Stock, Warrants and Stock Options - Schedule of Broker Option (Details) - $ / shares		3 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Number of broker options, beginning balance
Number of broker options, Issued	[1]	3,239,907
Number of broker options, ending balance		3,239,907
CAD [Member]
Weighted average exercise price, beginning balance
Weighted average exercise price, Issued		0.35
Weighted average exercise price, ending balance		$ 0.35

[1]	The grant date fair value of the broker options were estimated at $937,748 using the Black-Scholes valuation model with the following underlying assumptions: Risk free interest rate Dividend yield Volatility Stock price Weighted average life 0.31% 0% 100% C$0.54-C$0.56 3 years